SIGNIFICANT ACCOUNTING POLICIES: Prepaid Expenses and Deposits-: Components of prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Components of prepaid expenses

	2012	2011
Consulting fees (term 1-9 months)	$696,868	$440,038
Royalties (term as earned per contract)	-	68,213
Insurance (term 11 months)	42,555	29,000
Deposits (term 1 month)	182,494	3,000
Total prepaid expenses	$921,917	$540,251